Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Current indebtedness	$ 973	$ 372
Long-term indebtedness	1,847	2,905
Total debt	2,820	3,277
Swaps	21	(65)
Total debt after swaps	2,841	3,212
Remove fair value adjustments for hedges	5	2
Total debt after currency hedging arrangements	2,846	3,214
Remove transaction costs, premiums or discounts, included in the carrying value of debt	22	26
Add: Lease liabilities (current and non-current)	256	265
Less: cash and cash equivalents	(1,968)	(1,298)	$ (1,069)
Net debt	$ 1,156	$ 2,207